Matthews Asia Small Companies Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 101.1%

	Shares	Value

CHINA/HONG KONG: 51.9%
Silergy Corp.	146,000	$8,655,889
Flat Glass Group Co., Ltd. H Shares	1,962,000	5,262,224
Kingdee International Software Group Co., Ltd.	1,986,000	5,180,091
Innovent Biologics, Inc.[b,c,d]	612,000	4,563,804
Peijia Medical, Ltd.[b,c,d]	1,136,000	3,992,596
Joyoung Co., Ltd. A Shares	624,748	3,741,154
Airtac International Group	160,000	3,639,816
Pharmaron Beijing Co., Ltd. H Shares[b,d]	278,600	3,488,503
Sichuan Teway Food Group Co., Ltd. A Shares	344,910	3,347,204
SITC International Holdings Co., Ltd.	2,276,000	3,153,312
Asymchem Laboratories (Tianjin) Co., Ltd. A Shares	80,414	3,134,480
Yantai China Pet Foods Co., Ltd. A Shares	449,300	2,924,662
Centre Testing International Group Co., Ltd. A Shares	799,074	2,898,252
Alphamab Oncology[b,c,d]	1,437,000	2,829,163
Times China Holdings, Ltd.	1,976,000	2,755,875
Yihai International Holding, Ltd.	168,000	2,638,779
Ginlong Technologies Co., Ltd. A Shares	146,210	2,555,678
Winning Health Technology Group Co., Ltd. A Shares	847,080	2,439,570
Hua Hong Semiconductor, Ltd.[b,c,d]	631,000	2,431,218
InnoCare Pharma, Ltd.[b,c,d]	1,848,000	2,420,723
Jiumaojiu International Holdings, Ltd.[b,c,d]	987,000	2,332,819
AK Medical Holdings, Ltd.[b,d]	884,000	2,275,031
Jiajiayue Group Co., Ltd. A Shares	413,989	2,205,435
Hongfa Technology Co., Ltd. A Shares	315,100	2,134,968
Venus MedTech Hangzhou, Inc. H Shares[b,c,d]	192,000	2,049,302
Chindata Group Holdings, Ltd. ADR[c]	107,900	1,751,217
Shanghai AtHub Co., Ltd. A Shares	145,567	1,633,452
Zai Lab, Ltd. ADR[c]	18,900	1,571,913
Kangji Medical Holdings, Ltd.[c]	458,500	1,154,052
Ming Yuan Cloud Group Holdings, Ltd.[c]	103,000	385,417
XPeng, Inc. ADR[c]	9,200	184,644

Total China/Hong Kong		89,731,243

INDIA: 16.5%
Crompton Greaves Consumer Electricals, Ltd.[c]	1,104,481	4,381,612
Dr. Lal PathLabs, Ltd.[b,d]	170,020	4,342,331
Phoenix Mills, Ltd.	513,745	4,071,681
Galaxy Surfactants, Ltd.[d]	122,446	3,150,256
Marico, Ltd.	541,371	2,666,616
GMR Infrastructure, Ltd.[c]	6,885,633	2,167,918
Gabriel India, Ltd.	1,465,547	2,106,905
IFB Industries, Ltd.[c]	256,134	2,094,506
Shankara Building Products, Ltd.	380,044	1,768,573
Shriram City Union Finance, Ltd.	99,633	1,282,073
Amrutanjan Health Care, Ltd.	98,961	567,621

Total India		28,600,092

TAIWAN: 15.7%
ASMedia Technology, Inc.	71,000	3,599,868
Voltronic Power Technology Corp.	105,001	3,566,750
Accton Technology Corp.	394,000	3,048,254
M31 Technology Corp.	263,000	2,804,162
WIN Semiconductors Corp.	260,000	2,592,510

	Shares	Value
Chief Telecom, Inc.	215,000	$2,569,512
Sunonwealth Electric Machine Industry Co., Ltd.	1,162,000	2,509,215
Realtek Semiconductor Corp.	176,000	2,256,028
Andes Technology Corp.	347,000	1,810,389
Sunny Friend Environmental Technology Co., Ltd.	206,000	1,639,730
Foxsemicon Integrated Technology, Inc.	137,000	858,791

Total Taiwan		27,255,209

SOUTH KOREA: 9.1%
Hugel, Inc.[c]	22,132	3,449,173
Koh Young Technology, Inc.	43,638	3,339,003
KINX, Inc.	33,936	2,554,812
LEENO Industrial, Inc.	21,058	2,217,819
Vitzrocell Co., Ltd.	146,753	2,144,004
Douzone Bizon Co., Ltd.	21,924	1,953,691
Big Hit Entertainment Co., Ltd.[c]	174	20,086

Total South Korea		15,678,588

VIETNAM: 2.9%
Nam Long Investment Corp.	1,949,055	2,173,772
FPT Corp.	644,000	1,400,137
Saigon Cargo Service Corp.	261,820	1,369,193

Total Vietnam		4,943,102

PHILIPPINES: 1.9%
Wilcon Depot, Inc.	9,742,100	3,219,732

Total Philippines		3,219,732

UNITED STATES: 1.1%
Legend Biotech Corp. ADR[c]	63,059	1,946,631

Total United States		1,946,631

SINGAPORE: 1.0%
Keppel DC, REIT	846,600	1,809,550

Total Singapore		1,809,550

THAILAND: 1.0%
Humanica Public Co., Ltd.	6,555,500	1,704,005

Total Thailand		1,704,005

TOTAL INVESTMENTS: 101.1%		174,888,152
(Cost $134,195,280)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (1.1%)		(1,851,770)

NET ASSETS: 100.0%		$173,036,382

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Small Companies Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $30,725,490, which is 17.76% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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